Fair value of financial instruments (Narrative) (Details) £ in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Deposits at amortised cost	£ 481,036	£ 415,787
Brokered certificates of deposit [member]
Disclosure of detailed information about financial instruments [line items]
Description of existence of third-party credit enhancement	Structured and brokered certificates of deposit issued by Barclays are insured up to $250,000 per depositor by the Federal Deposit Insurance Corporation (FDIC) in the US. The FDIC is funded by premiums that Barclays and other banks pay for deposit insurance coverage.
Description of whether third-party credit enhancement is reflected in fair value measurement	The carrying value of these issued certificates of deposit that are designated under the IFRS 9 fair value option includes this third party credit enhancement.
Deposits at amortised cost	£ 1,494	3,218
Exit price adjustments derived from market bid-offer spreads [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value adjustments of derivatives	(64)
Fair value adjustments	493	429
Uncollateralised derivative funding [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value adjustments of derivatives	(58)
Fair value adjustments	115	57
Uncollateralised derivative funding [member] | Level 3 of fair value hierarchy [member] | Scaling factor [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value adjustments of derivatives	115	170
Derivative credit valuation adjustments [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value adjustments of derivatives	(133)
Fair value adjustments	268	135
Derivative credit valuation adjustments [member] | Level 3 of fair value hierarchy [member] | Recovery assumptions in CDS levels [member]
Disclosure of detailed information about financial instruments [line items]
Potential increase (decrease) in fair value adjustments of derivatives	32	36
Derivative debit valuation adjustments [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value adjustments of derivatives	42
Fair value adjustments	(113)	(155)
Max [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Favorable changes	906	798
Unfavorable changes	£ 1,174	£ 1,227
Education, Social Housing, and Local Authority Porfolio [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of fixed rate loan notional amount concentrated towards bottom of range	97.00%
Education, Social Housing, and Local Authority Porfolio [member] | Min [member] | Level 3 of fair value hierarchy [member] | Loan spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0031	0.0031
Education, Social Housing, and Local Authority Porfolio [member] | Max [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.02	0.02
Education, Social Housing, and Local Authority Porfolio [member] | Max [member] | Level 3 of fair value hierarchy [member] | Loan spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.1518	0.1884
Financial instruments at fair value, category [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	£ 116	£ 113
Additions, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	27	41
Amortisation and releases, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	24	69
Financial instruments at amortised cost, category [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	247	255
Additions, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	6	7
Amortisation and releases, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	£ 14	£ 14